SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED APRIL 30, 2012

             SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                    VARIABLE SEPARATE ACCOUNT
              Polaris Platinum III Variable Annuity
             Polaris Preferred Solution Variable Annuity
               Polaris Advantage II Variable Annuity
               Polaris Choice IV Variable Annuity
               Polaris Advantage Variable Annuity
_________________________________________________________________________
    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                   FS VARIABLE SEPARATE ACCOUNT
                 Polaris Platinum III Variable Annuity
             Polaris Preferred Solution Variable Annuity
              Polaris Advantage II Variable Annuity
               Polaris Choice IV Variable Annuity
                Polaris Advantage Variable Annuity
_________________________________________________________________________

The following replaces the chart under "What determines the amount I can receive each year?" in the SUNAMERICA INCOME PLUS and SUNAMERICA INCOME BUILDER Optional Living Benefits section of the prospectus for contracts issued on or after June 18, 2012:


Number of Covered         SunAmerica       SunAmerica       SunAmerica
Persons and Age of        Income Plus      Income Plus      Income Plus
Covered Person at         Income           Income           Income
First Withdrawal*         Option 1         Option 2         Option 3

One Covered Person        5.5% / 3.0%**    5.5% / 3.0%**    3.75% / 3.75%
 (Age 64 and Younger)
One Covered Person        5.5% / 4.0%      6.5% / 3.0%      5.0% / 5.0%
 (Age 65 and Older)
Two Covered Persons       5.0% / 3.0%***   5.0% / 3.0%***   3.25% / 3.25%
 (Age 64 and Younger)
Two Covered Persons       5.0% / 4.0%      6.0% / 3.0%      4.50% / 4.50%
 (Age 65 and Older)


SunAmerica
Income Plus
With Custom
Allocation

4.5% / 3.0%**

4.5% / 4.0%

4.0% / 3.0%***

4.0% / 4.0%


Number of Covered Persons                       SunAmerica
 and Age of Covered Person                     Income Builder
at First Withdrawal*

One Covered Person (Age 64 and Younger)         3.75% / 3.75%
One Covered Person (Age 65 and Older)           4.75% / 4.75%
Two Covered Persons (Age 64 and Younger)        3.25% / 3.25%
Two Covered Persons (Age 65 and Older)          4.25% / 4.25%


The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment
Percentage for each of the options shown.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment
Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

***If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


Date:  June 18, 2012


            Please keep this Supplement with your Prospectus